SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,648,317	$ 1,121,821	$ 8,554,531
Revenue
Revenue	6,554,842	7,605,059	7,053,865
CA [member]
IfrsStatementLineItems [Line Items]
Non-current assets	1,441,701	1,121,821	3,441,872
Revenue
Revenue	6,162,672	6,919,038	4,982,373
US country [member]
IfrsStatementLineItems [Line Items]
Non-current assets	206,616		5,112,659
Revenue
Revenue	$ 392,170	$ 686,021	$ 2,071,492